State Street Institutional Treasury Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Premier Class
Prospectus [Line Items]
Average Annual Return, Percent	4.22%	3.16%	2.09%